SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2016
	Amount	Weighted average exercise price	Weighted average remaining contractual term (years)

Outstanding at the beginning of the year	112,000	$8.65	2.01
Granted	-
Forfeited	-
Exercised	(30,731)	$6.21

Outstanding at the end of the year	81,269	$9.57	1.43

Exercisable options at end of year	81,269	$9.57	1.43

Options vested and expected to vest at end of year	81,269	$9.57	1.43

Schedule of Restricted Shares Activity
A summary of the status of the entity's restricted shares as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

Restricted shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2016	12,000	$6.8

Granted	8,000	$7.47
Vested	(8,000)	$6.54

Non-vested at December 31, 2016	12,000	$7.42

Schedule of Equity-based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2016, 2015 and 2014, was comprised as follows:

	Year ended December 31,
	2016	2015	2014

General and administrative	$60	$98	$97